Financial risk management - Market Risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Cash flow hedges | Short
Risk management
Notional amount	€ 1,029	€ 1,451
Fair value hedges | Short
Risk management
Notional amount	348	226
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	4,106	4,129
Foreign exchange forward contracts | Cash flow hedges | USD | Short
Risk management
Notional amount	280	655
Foreign exchange forward contracts | Cash flow hedges | GBP | Short
Risk management
Notional amount	207	184
Foreign exchange forward contracts | Fair value hedges | USD | Short
Risk management
Notional amount	423	314
Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | USD | Short
Risk management
Notional amount	2,547	2,246
Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | CNY | Short
Risk management
Notional amount	981	944
Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | INR | Short
Risk management
Notional amount	346	544
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | USD | Long
Risk management
Notional amount	628	952
Designated as hedging instrument | Foreign exchange forward contracts | Cash flow hedges | GBP | Long
Risk management
Notional amount	379	374
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | USD | Long
Risk management
Notional amount	423	314
Designated as hedging instrument | Foreign exchange forward contracts | Fair value hedges | GBP | Short
Risk management
Notional amount	70	93
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | USD | Long
Risk management
Notional amount	2,547	2,486
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | GBP | Long
Risk management
Notional amount	93	61
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | CNY | Long
Risk management
Notional amount	981	944
Designated as hedging instrument | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | INR | Long
Risk management
Notional amount	346	544
Not designated as hedging instrument | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | USD | Short
Risk management
Notional amount	1,314	1,800
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | USD | Short
Risk management
Notional amount	2,855	2,446
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | GBP | Short
Risk management
Notional amount	81	63
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | CNY | Short
Risk management
Notional amount	868	978
Not designated as hedging instrument | Foreign exchange forward contracts | Exposure from statement of financial position items | INR | Short
Risk management
Notional amount	294	299
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | USD | Long
Risk management
Notional amount	2,607	1,690
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | GBP | Long
Risk management
Notional amount	86	102
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | CNY | Long
Risk management
Notional amount	711	886
Not designated as hedging instrument | Other foreign exchange derivatives, carried at fair value through profit and loss | INR | Long
Risk management
Notional amount	€ 346	€ 596
Currency risk | Cash flow hedges
Risk management
Hedge ratio	1
Currency risk | Fair value hedges
Risk management
Hedge ratio	1
Currency risk | Hedges on net investment in foreign subsidiaries
Risk management
Hedge ratio	1